Cover	Jul. 01, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) of Presidio Production Company (the “Company” or “Presidio”) amends and supplements the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on July 8, 2026 (the “Initial Form 8-K”), which reported that, on July 1, 2026, the Company completed its previously announced acquisition of certain oil and gas properties and related assets located in the Arkoma Basin in the State of Oklahoma (the “Arkoma Acquired Properties”) from Canyon Creek Energy – Arkoma, LLC (“Canyon Creek”), Alchemist Energy LeaseCo, LP (“Alchemist”), Pivotal Arkoma Basin II, LLC (“Pivotal”), East Dennis Oil Company, LLC, Harvard Petroleum Company, LLC, and FBF Energy, LLC and, together with the completion of the acquisition from Harbor Island, LLC (collectively, the “Seller Parties”), which closed on July 21, 2026, pursuant to the Purchase and Sale Agreements (the “PSAs”), dated as of May 7, 2026, described in the Company’s Current Report on Form 8-K filed with the SEC on May 14, 2026 and, in the case of the PSAs with Canyon Creek, Alchemist and Pivotal, filed as Exhibits 10.1 through 10.3 to the Initial Form 8-K (collectively, the “Arkoma Acquisition”). This Amendment is being filed solely to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were not included in the Initial Form 8-K. The Initial Form 8-K stated that such financial statements and pro forma financial information would be filed by amendment to the Initial Form 8-K no later than 71 calendar days after the date on which the Initial Form 8-K was required to be filed. Except as set forth herein, this Amendment does not amend, modify or update any other disclosures contained in the Initial Form 8-K. This Amendment should be read in conjunction with the Initial Form 8-K.
Document Period End Date	Jul. 01, 2026
Entity File Number	001-43179
Entity Registrant Name	PRESIDIO PRODUCTION COMPANY
Entity Central Index Key	0002083125
Entity Tax Identification Number	39-3528250
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 W. 7th Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	382-3664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FTW
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FTW WS
Security Exchange Name	NYSE